Long-Term Bank Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Long-Term Debt and Capital Lease Obligations [Abstract]
Long-term Debt
	June 30,	December 31,
	2012	2011
	(Unaudited)

Loan from China Construction Bank	$15,850,000	$15,740,000
Less: current portion	(15,850,000)	(15,740,000)

	$-	$-

As of December 31,
2011	2010
Loan from China Construction Bank	$15,740,000	$15,170,000
Loan from Industrial and Commercial Bank of China	-	4,551,000
Loan from Bank of China	-	12,894,500
	15,740,000	32,615,500
Less: current portion	(15,740,000)	(17,445,500)

	$-	$15,170,000